Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
July 31, 2024

Dates Covered
Collections Period	07/01/24 - 07/31/24
Interest Accrual Period	07/15/24 - 08/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/24	275,185,505.76	21,185
Yield Supplement Overcollateralization Amount 06/30/24	3,382,152.72	0
Receivables Balance 06/30/24	278,567,658.48	21,185
Principal Payments	14,903,676.15	354
Defaulted Receivables	387,199.42	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/24	3,056,104.26	0
Pool Balance at 07/31/24	260,220,678.65	20,810

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.89%
Prepayment ABS Speed	1.18%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	6,196,923.42	336
Past Due 61-90 days	1,603,436.85	84
Past Due 91-120 days	216,556.02	12
Past Due 121+ days	0.00	0
Total	8,016,916.29	432

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.05%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.69%
Delinquency Trigger Occurred	NO

Recoveries	312,928.76
Aggregate Net Losses/(Gains) - July 2024	74,270.66
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.32%
Prior Net Losses/(Gains) Ratio	0.13%
Second Prior Net Losses/(Gains) Ratio	0.08%
Third Prior Net Losses Ratio/(Gains)	0.01%
Four Month Average	0.14%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.45%

Overcollateralization Target Amount	5,849,148.06
Actual Overcollateralization	5,849,148.06
Weighted Average Contract Rate	4.02%
Weighted Average Contract Rate, Yield Adjusted	5.18%
Weighted Average Remaining Term	29.84

Flow of Funds	$ Amount
Collections	16,173,974.82
Investment Earnings on Cash Accounts	21,592.58
Servicing Fee	(232,139.72)
Transfer to Collection Account	-
Available Funds	15,963,427.68

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	96,160.33
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	9,115,679.05
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,849,148.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	862,374.74

Total Distributions of Available Funds	15,963,427.68

Servicing Fee	232,139.72
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 07/15/24	269,336,357.70
Principal Paid	14,964,827.11
Note Balance @ 08/15/24	254,371,530.59

Class A-1
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-2
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-3
Note Balance @ 07/15/24	116,466,357.70
Principal Paid	14,964,827.11
Note Balance @ 08/15/24	101,501,530.59
Note Factor @ 08/15/24	26.3633492%

Class A-4
Note Balance @ 07/15/24	100,230,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	100,230,000.00
Note Factor @ 08/15/24	100.0000000%

Class B
Note Balance @ 07/15/24	35,090,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	35,090,000.00
Note Factor @ 08/15/24	100.0000000%

Class C
Note Balance @ 07/15/24	17,550,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	17,550,000.00
Note Factor @ 08/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	136,225.83
Total Principal Paid	14,964,827.11
Total Paid	15,101,052.94

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.44000%
Interest Paid	42,704.33
Principal Paid	14,964,827.11
Total Paid to A-3 Holders	15,007,531.44

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1167426
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.8245397
Total Distribution Amount	12.9412823

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1109175
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.8686712
Total A-3 Distribution Amount	38.9795887

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	609.14
Noteholders' Principal Distributable Amount	390.86

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/24	2,924,574.03
Investment Earnings	13,083.49
Investment Earnings Paid	(13,083.49)
Deposit/(Withdrawal)	-
Balance as of 08/15/24	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,917,237.45	$1,682,043.18	$1,926,315.45
Number of Extensions	114	97	102
Ratio of extensions to Beginning of Period Receivables Balance	0.69%	0.58%	0.63%